Income tax and deferred taxes (Details) - USD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017
Current tax assets, current		$ 57,110	$ 32,291
Current tax assets, non-current		32,179	32,179
Monthly provisional income tax payments, Chilean companies [Member]
Current tax assets, current		21,172	2,802
Current tax assets, non-current		6,398	6,398
Monthly provisional payment Royalty [Member]
Current tax assets, current		5,199	808
Corporate tax credits [Member]
Current tax assets, current	[1]	1,858	456
Taxes in recovery process [Member]
Current tax assets, current		28,881	28,225
Specific tax on mining activities paid (on consignment) [Member]
Current tax assets, non-current		$ 25,781	$ 25,781

[1]	These credits are available for Companies and are related to corporate tax payments in April of the following year. These credits include, among others, credits for training expenses (SENCE), credits for acquisition of fixed assets, donations and credits in Chile for taxes paid abroad.